Long-term debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Long-term debt:
Long-term debt	$ 3,081,990	$ 3,357,841
Deferred financing fees	(22,428)	(29,354)
Current portion	(428,245)	(285,783)
Long-term debt Non Current	2,653,745	3,072,058
Revolving Credit Facilities [Member]
Long-term debt:
Long-term debt	979,803	1,057,093
Term Loan Credit Facilities [Member]
Long-term debt:
Long-term debt	1,779,615	1,985,102
Senior Unsecured Notes [Member]
Long-term debt:
Long-term debt	$ 345,000	$ 345,000